Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Information

The following table provides the significant expenses and other expenses that are regularly provided to the CODM and included in segment profit or loss.

	Year Ended December 31,
	2025	2024
Operating expenses	$(5,774,457)	$(3,054,750)
Excise tax interest and penalties	$(535,632)	$(214,457)
Provision for income taxes	$(64,133)	$(462,092)
Interest expense, net	$(350,342)	$(422,128)
Change in fair value of warrant liabilities	$(14,558,000)	$(2,090,000)
Change in fair value of conversion event liability	$63,513	$(17,821)